MORGAN STANLEY DEAN WITTER                        TWO WORLD TRADE CENTER, NEW
COMPETITIVE EDGE FUND                             YORK, NEW YORK 10048
"BEST IDEAS" PORTFOLIO
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 2000

DEAR SHAREHOLDER:

The six-month period ended November 30, 2000 continued to be dominated by volatile return trends for long-dated financial assets around the globe. While large-capitalization growth stocks outperformed during the summer months, the leadership sectors (technology, media and telecommunications) provided the greatest price swings as sustainable earnings growth became the investment community's main focus. Health-care issues, especially pharmaceuticals and biotechnology, also came to life, providing strong performance. As the summer turned to fall, markets became more concerned with sustainable economic growth and global business conditions as a whole.

PERFORMANCE

For the six-month period ended November 30, 2000, Morgan Stanley Dean Witter Competitive Edge Fund "Best Ideas" Portfolio's Class A, B, C and D shares returned -11.80 percent, -12.14 percent, -12.11 percent and -11.75 percent, respectively. During the same period, the Morgan Stanley Capital International World Index (MSCI World Index) returned -9.37 percent.* The performance of the four classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions and do not reflect the deduction of any applicable sales charges.

The Fund's large holdings in U.S. technology stocks as well as euro-based telecommunications companies led to the Fund's underperformance versus the MSCI World Index for the period under review.

---------------------
* The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER
COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
LETTER TO THE SHAREHOLDERS NOVEMBER 30, 2000 , CONTINUED

PORTFOLIO STRATEGY

The Fund invests primarily in stocks compiled by the Morgan Stanley Dean Witter Equity Research department, believed to demonstrate a long-term sustainable "competitive edge" versus other players in the global arena. The Fund's portfolio manager then translates these ideas into a portfolio of equity holdings, which is actively managed on a day-to-day basis.

As of November 30, 2000, approximately 98 percent of the Fund's assets were invested in 40 equity positions throughout the world. The remaining 2 percent were held in cash equivalents. Equity holdings in the United States accounted for nearly 60 percent of the Fund's assets, with the remainder diversified among eight other countries. In descending order beginning with the largest exposure, these were France, Japan, the United Kingdom, Finland, Australia, the Netherlands, Sweden and Germany.

Among the Fund's key equity holdings were Emerson Electric (electrical products), the Bank of New York (major banks) and General Electric (Industrial Conglomerates) in the United States; Shin-Etsu Chemical Co. (chemicals: specialty) and Sony Corp. (electronics/appliances) in Japan, Diageo PLC (beverages: alcoholic) in the United Kingdom and Suez Lyonnaise des Eaux (engineering & construction) in France.

LOOKING AHEAD

After a period of volatile activity, we anticipate that the first half of 2001 could be more challenging for the world's equity markets. However, despite any short-term uncertainties, we believe that the competitive dominance of the Fund's holdings should continue to provide an array of globally diversified opportunities for long-term equity investors.

We appreciate your ongoing support of Morgan Stanley Dean Witter Competitive Edge Fund "Best Ideas" Portfolio and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER
COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FUND PERFORMANCE NOVEMBER 30, 2000

                                            AVERAGE ANNUAL TOTAL RETURNS
   ---------------------------------------------------------------------------------------------------------------
                    CLASS A SHARES*                                          CLASS B SHARES**
   -------------------------------------------------     ---------------------------------------------------------
   PERIOD ENDED 11/30/00                                 PERIOD ENDED 11/30/00
   -------------------------                             -------------------------
   1 Year                      (8.27)%(1) (13.08)%(2)    1 Year                          (8.94)%(1)     (13.49)%(2)
   Since Inception (2/25/98)    4.39%(1)    2.37%(2)     Since Inception (2/25/98)        3.62%(1)        2.59%(2)

                    CLASS C SHARES+                                      CLASS D SHARES++
   -------------------------------------------------     -------------------------------------------------
   PERIOD ENDED 11/30/00                                 PERIOD ENDED 11/30/00
   -------------------------                             -------------------------
   1 Year                      (8.92)%(1)  (9.83)%(2)    1 Year                      (8.08)%(1)
   Since Inception (2/25/98)    3.72%(1)    3.72%(2)     Since Inception (2/25/98)    4.62%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A shares is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2000 (UNAUDITED)

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON AND PREFERRED STOCKS (96.1%)
            AUSTRALIA (2.5%)
            MEDIA CONGLOMERATES
 5,123,800  News Corporation Ltd. (Pref.).......................................................  $   39,612,303
                                                                                                  --------------

            FINLAND (2.8%)
            PULP & PAPER
 1,544,300  UPM-Kymmene Oyj.....................................................................      44,392,911
                                                                                                  --------------

            FRANCE (9.9%)
            ENGINEERING & CONSTRUCTION
   260,000  Suez Lyonnaise des Eaux.............................................................      44,096,824
                                                                                                  --------------
            FOOD: MAJOR DIVERSIFIED
   305,400  Groupe Danone.......................................................................      40,623,382
                                                                                                  --------------
            MULTI-LINE INSURANCE
   289,300  AXA.................................................................................      40,573,486
                                                                                                  --------------
            OIL REFINING/MARKETING
   234,500  Total Fina Elf......................................................................      33,562,046
                                                                                                  --------------

            TOTAL FRANCE........................................................................     158,855,738
                                                                                                  --------------
            GERMANY (1.9%)
            MOTOR VEHICLES
 1,014,100  Bayerische Motoren Werke (BMW) AG...................................................      30,476,697
                                                                                                  --------------
            JAPAN (9.4%)
            CHEMICALS: SPECIALTY
   927,600  Shin-Etsu Chemical Co., Ltd.........................................................      41,629,533
                                                                                                  --------------
            ELECTRONIC EQUIPMENT/INSTRUMENTS
 1,489,000  Matsushita Electric Industrial Co., Ltd.............................................      37,454,036
                                                                                                  --------------
            ELECTRONIC PRODUCTION EQUIPMENT
   432,500  Tokyo Electron Ltd..................................................................      30,915,219
                                                                                                  --------------
            ELECTRONICS/APPLIANCES
   551,400  Sony Corp...........................................................................      41,709,229
                                                                                                  --------------
            TOTAL JAPAN.........................................................................     151,708,017
                                                                                                  --------------
NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

            NETHERLANDS (2.4%)
            BEVERAGES: ALCOHOLIC
   723,800  Heineken NV.........................................................................  $   39,122,660
                                                                                                  --------------

            SWEDEN (2.4%)
            LIFE/HEALTH INSURANCE
 2,563,600  Skandia Forsakrings AB..............................................................      39,111,612
                                                                                                  --------------

            UNITED KINGDOM (4.9%)
            BEVERAGES: ALCOHOLIC
 4,069,500  Diageo PLC..........................................................................      42,434,060
                                                                                                  --------------
            INTEGRATED OIL
   777,500  BP Amoco PLC (ADR)..................................................................      36,882,656
                                                                                                  --------------

            TOTAL UNITED KINGDOM................................................................      79,316,716
                                                                                                  --------------

            UNITED STATES (59.9%)
            AIR FREIGHT/COURIERS
 1,020,000  FedEx Corp.*........................................................................      48,878,400
                                                                                                  --------------
            BROADCASTING
   790,300  Clear Channel Communications, Inc.*.................................................      39,910,150
                                                                                                  --------------
            CHEMICALS: MAJOR DIVERSIFIED
   770,600  Du Pont (E.I.) de Nemours & Co., Inc................................................      32,606,012
                                                                                                  --------------
            COMPUTER COMMUNICATIONS
   775,700  Cisco Systems, Inc.*................................................................      37,136,638
                                                                                                  --------------
            COMPUTER PERIPHERALS
   592,100  EMC Corp.*..........................................................................      44,037,437
                                                                                                  --------------
            DATA PROCESSING SERVICES
   581,700  Automatic Data Processing, Inc.*....................................................      38,392,200
                                                                                                  --------------
            DISCOUNT STORES
   879,400  Wal-Mart Stores, Inc................................................................      45,893,687
                                                                                                  --------------
            ELECTRICAL PRODUCTS
   680,600  Emerson Electric Co.................................................................      49,598,725
                                                                                                  --------------
            FINANCIAL CONGLOMERATES
   773,700  American Express Co.................................................................      42,505,144
                                                                                                  --------------
            INDUSTRIAL CONGLOMERATES
   946,800  General Electric Co.................................................................      46,925,775
   573,300  United Technologies Corp............................................................      40,596,806
                                                                                                  --------------
                                                                                                      87,522,581
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
PORTFOLIO OF INVESTMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

NUMBER OF
  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
            INTERNET SOFTWARE/SERVICES
   861,500  America Online, Inc.*...............................................................  $   34,985,515
 1,375,000  Exodus Communications, Inc.*........................................................      31,281,250
                                                                                                  --------------
                                                                                                      66,266,765
                                                                                                  --------------
            MAJOR BANKS
   923,900  Bank of New York Co., Inc...........................................................      50,987,731
                                                                                                  --------------
            MAJOR TELECOMMUNICATIONS
 2,489,500  WorldCom, Inc.*.....................................................................      37,186,906
                                                                                                  --------------
            MEDIA CONGLOMERATES
   594,000  Time Warner Inc.....................................................................      36,828,000
                                                                                                  --------------
            MEDICAL SPECIALTIES
   741,300  Medtronic, Inc......................................................................      39,474,225
                                                                                                  --------------
            OIL & GAS PIPELINES
   594,000  Enron Corp..........................................................................      38,461,500
                                                                                                  --------------
            OILFIELD SERVICES/EQUIPMENT
   910,700  Halliburton Co......................................................................      30,394,613
   528,700  Schlumberger Ltd....................................................................      32,779,400
                                                                                                  --------------
                                                                                                      63,174,013
                                                                                                  --------------
            PACKAGED SOFTWARE
   577,500  Microsoft Corp.*....................................................................      33,134,063
                                                                                                  --------------
            PHARMACEUTICALS: MAJOR
   796,900  American Home Products Corp.........................................................      47,913,613
                                                                                                  --------------
            SEMICONDUCTORS
    50,000  Broadcom Corp. (Class A)*...........................................................       4,875,000
   827,600  Intel Corp..........................................................................      31,500,525
                                                                                                  --------------
                                                                                                      36,375,525
                                                                                                  --------------
            TELECOMMUNICATION EQUIPMENT
 1,073,000  Lucent Technologies Inc.............................................................      16,698,563
 1,575,900  Motorola, Inc.......................................................................      31,616,494
                                                                                                  --------------
                                                                                                      48,315,057
                                                                                                  --------------

            TOTAL UNITED STATES.................................................................     964,598,372
                                                                                                  --------------

            TOTAL COMMON AND PREFERRED STOCKS
            (COST $1,474,505,785)...............................................................   1,547,195,026
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                              VALUE
-------------------------------------------------------------------------------------------------
           SHORT-TERM INVESTMENTS (4.2%)
           U.S. GOVERNMENT AGENCY (a) (4.2%)
$ 67,300   Student Loan Mortgage Association 6.43% due 12/01/00
             (COST $67,300,000)..................................................  $   67,300,000
                                                                                   --------------

           REPURCHASE AGREEMENT (0.0%)
     134   The Bank of New York 6.50% due 12/01/00 (dated 11/30/00; proceeds
             $134,054) (b)
             (COST $134,029).....................................................         134,029
                                                                                   --------------

           TOTAL SHORT-TERM INVESTMENTS
           (COST $67,434,029)....................................................      67,434,029
                                                                                   --------------

TOTAL INVESTMENTS
(COST $1,541,939,814) (c)...............................................................  100.3%    1,614,629,055

LIABILITIES IN EXCESS OF OTHER ASSETS...................................................   (0.3)       (5,469,676)
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 1,609,159,379
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $70,072 Tennessee Valley Authority 5.88% due 04/01/36 valued at $69,583 and $70,049 Tennessee Valley Authority 6.00% due 03/15/13 valued at $67,146.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $258,343,941 and the aggregate gross unrealized depreciation is $185,654,700, resulting in net unrealized appreciation of $72,689,241.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
SUMMARY OF INVESTMENTS NOVEMBER 30, 2000 (UNAUDITED)

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Air Freight/Couriers............................................................  $   48,878,400      3.0%
Beverages: Alcoholic............................................................      81,556,720      5.1
Broadcasting....................................................................      39,910,150      2.5
Chemicals: Major Diversified....................................................      32,606,012      2.0
Chemicals: Specialty............................................................      41,629,533      2.6
Computer Communications.........................................................      37,136,638      2.3
Computer Peripherals............................................................      44,037,437      2.7
Data Processing Services........................................................      38,392,200      2.4
Discount Stores.................................................................      45,893,688      2.9
Electrical Products.............................................................      49,598,725      3.1
Electronic Equipment/Instruments................................................      37,454,035      2.3
Electronic Production Equipment.................................................      30,915,219      1.9
Electronics/Appliances..........................................................      41,709,229      2.6
Engineering & Construction......................................................      44,096,824      2.7
Financial Conglomerates.........................................................      42,505,144      2.6
Food: Major Diversified.........................................................      40,623,383      2.5
Industrial Conglomerates........................................................      87,522,581      5.3
Integrated Oil..................................................................      36,882,656      2.3
Internet Software/Services......................................................      66,266,765      4.1
Life/Health Insurance...........................................................      39,111,612      2.4
Major Banks.....................................................................      50,987,731      3.2
Major Telecommunications........................................................      37,186,906      2.3
                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Media Conglomerates.............................................................  $   76,440,303      4.8%
Medical Specialties.............................................................      39,474,225      2.5
Motor Vehicles..................................................................      30,476,697      1.9
Multi-Line Insurance............................................................      40,573,486      2.5
Oil & Gas Pipelines.............................................................      38,461,500      2.4
Oil Refining/Marketing..........................................................      33,562,046      2.1
Oilfield Services/Equipment.....................................................      63,174,013      3.9
Packaged Software...............................................................      33,134,063      2.1
Pharmaceuticals: Major..........................................................      47,913,613      3.0
Pulp & Paper....................................................................      44,392,911      2.8
Repurchase Agreement............................................................         134,029      0.0
Semiconductors..................................................................      36,375,525      2.3
Telecommunication Equipment.....................................................      48,315,056      3.0
U.S. Government Agency..........................................................      67,300,000      4.2
                                                                                  --------------    -----
                                                                                  $1,614,629,055    100.3%
                                                                                  --------------    -----
                                                                                  --------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                    VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $1,507,582,723     93.6%
Preferred Stocks................................................................      39,612,303      2.5
Short-Term Investments..........................................................      67,434,029      4.2
                                                                                  --------------    -----
                                                                                  $1,614,629,055    100.3%
                                                                                  --------------    -----
                                                                                  --------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2000 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $1,541,939,814)...................................  $1,614,629,055
Receivable for:
    Dividends...............................................................................       1,683,229
    Foreign withholding taxes reclaimed.....................................................       1,265,965
    Shares of beneficial interest sold......................................................         493,551
Deferred organizational expenses............................................................          62,844
Prepaid expenses and other assets...........................................................         118,074
                                                                                              --------------
     TOTAL ASSETS...........................................................................   1,618,252,718
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................       4,550,000
    Shares of beneficial interest repurchased...............................................       2,096,245
    Plan of distribution fee................................................................       1,349,607
    Investment management fee...............................................................         907,282
Accrued expenses and other payables.........................................................         190,205
                                                                                              --------------
     TOTAL LIABILITIES......................................................................       9,093,339
                                                                                              --------------
     NET ASSETS.............................................................................  $1,609,159,379
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,407,619,140
Net unrealized appreciation.................................................................      72,572,845
Accumulated net investment loss.............................................................      (7,998,962)
Accumulated undistributed net realized gain.................................................     136,966,356
                                                                                              --------------
     NET ASSETS.............................................................................  $1,609,159,379
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................     $78,626,162
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       7,011,402
     NET ASSET VALUE PER SHARE..............................................................          $11.21
                                                                                              ==============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $11.83
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $1,412,684,277
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................     128,416,496
     NET ASSET VALUE PER SHARE..............................................................          $11.00
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................    $116,686,584
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................      10,583,189
     NET ASSET VALUE PER SHARE..............................................................          $11.03
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................      $1,162,356
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         103,132
     NET ASSET VALUE PER SHARE..............................................................          $11.27
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000 (UNAUDITED)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $686,409 foreign withholding tax)..........................................  $   8,230,202
Interest.....................................................................................        796,210
                                                                                               -------------

     TOTAL INCOME............................................................................      9,026,412
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................        118,747
Plan of distribution fee (Class B shares)....................................................      8,391,400
Plan of distribution fee (Class C shares)....................................................        693,666
Investment management fee....................................................................      6,167,493
Transfer agent fees and expenses.............................................................      1,142,647
Custodian fees...............................................................................        209,151
Shareholder reports and notices..............................................................         50,022
Registration fees............................................................................         45,808
Professional fees............................................................................         32,201
Organizational expenses......................................................................         14,076
Trustees' fees and expenses..................................................................          4,695
Other........................................................................................         17,511
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     16,887,417
                                                                                               -------------

     NET INVESTMENT LOSS.....................................................................     (7,861,005)
                                                                                               -------------

NET REALIZED AND UNREALIZED LOSS:
Net realized loss on:
    Investments..............................................................................    (54,225,036)
    Foreign exchange transactions............................................................       (140,655)
                                                                                               -------------

     NET LOSS................................................................................    (54,365,691)
                                                                                               -------------
Net change in unrealized appreciation/depreciation on:
    Investments..............................................................................   (160,264,513)
    Net translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies......................................................         25,187
                                                                                               -------------

     NET DEPRECIATION........................................................................   (160,239,326)
                                                                                               -------------

     NET LOSS................................................................................   (214,605,017)
                                                                                               -------------

NET DECREASE.................................................................................  $(222,466,022)
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                              FOR THE SIX      FOR THE YEAR
                                                                             MONTHS ENDED         ENDED
                                                                           NOVEMBER 30, 2000   MAY 31, 2000
------------------------------------------------------------------------------------------------------------
                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss......................................................   $   (7,861,005)   $  (16,393,088)
Net realized gain (loss).................................................      (54,365,691)      283,026,386
Net change in unrealized appreciation (depreciation).....................     (160,239,326)       30,377,498
                                                                            --------------    --------------

     NET INCREASE (DECREASE).............................................     (222,466,022)      297,010,796
                                                                            --------------    --------------
Net decrease from transactions in shares of beneficial interest..........      (93,763,851)     (230,294,351)
                                                                            --------------    --------------

     NET INCREASE (DECREASE).............................................     (316,229,873)       66,716,445

NET ASSETS:
Beginning of period......................................................    1,925,389,252     1,858,672,807
                                                                            --------------    --------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $7,998,962 AND
    $137,957, RESPECTIVELY)..............................................   $1,609,159,379    $1,925,389,252
                                                                            ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Competitive Edge Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company, which currently consists of two separate Portfolios. The information contained in this report is for the "Best Ideas" Portfolio (the "Portfolio"). The Portfolio's investment objective is to provide long term capital growth. The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in common stocks of U.S. and non-U.S. companies included on the "Best Ideas" list, a research compilation assembled and maintained by Morgan Stanley Dean Witter Equity Research. The Portfolio was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Portfolio offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity Portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD CURRENCY CONTRACTS -- The Portfolio may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Portfolio records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Portfolio in the amount of approximately $140,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Portfolio pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1.5 billion and 0.625% to the portion of daily net assets exceeding $1.5 billion.

3. PLAN OF DISTRIBUTION

Shares of the Portfolio are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Portfolio has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Portfolio will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Portfolio to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Portfolio that such excess amounts, totaled $68,804,095 at November 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Portfolio through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Portfolio that for the six months ended November 30, 2000, it received contingent deferred sales charges from certain redemptions of the Portfolio's Class A shares, Class B shares and Class C shares of $289, $1,740,169 and $5,319, respectively and received $36,845 in front-end sales charges from sales of the Portfolio's Class A shares. The respective shareholders pay such charges which are not an expense of the Portfolio.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2000 aggregated $420,616,157 and $536,701,673, respectively.

For the six months ended November 30, 2000, the Portfolio incurred brokerage commissions of $548,222 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Portfolio.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Portfolio's transfer agent. At November 30, 2000, the Fund had transfer agent fees and expenses payable of approximately $6,500.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX                 FOR THE YEAR
                                                                          MONTHS ENDED                    ENDED
                                                                        NOVEMBER 30, 2000              MAY 31, 2000
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................      342,857  $   4,311,384       743,094  $   9,595,947
Redeemed.........................................................     (965,764)   (12,194,192)   (2,219,598)   (26,833,356)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class A...........................................     (622,907)    (7,882,808)   (1,476,504)   (17,237,409)
                                                                   -----------  -------------   -----------  -------------

CLASS B SHARES
Sold.............................................................    5,256,643     67,600,069    14,763,805    184,903,996
Redeemed.........................................................  (11,711,348)  (147,761,110)  (29,961,159)  (369,974,658)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class B...........................................   (6,454,705)   (80,161,041)  (15,197,354)  (185,070,662)
                                                                   -----------  -------------   -----------  -------------

CLASS C SHARES
Sold.............................................................      470,362      6,057,623     1,275,517     16,066,500
Redeemed.........................................................     (941,281)   (11,843,286)   (3,397,382)   (41,282,432)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class C...........................................     (470,919)    (5,785,663)   (2,121,865)   (25,215,932)
                                                                   -----------  -------------   -----------  -------------

CLASS D SHARES
Sold.............................................................      459,641      6,126,509       926,984     11,956,808
Redeemed.........................................................     (454,140)    (6,060,848)   (1,161,675)   (14,727,156)
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) - Class D................................        5,501         65,661      (234,691)    (2,770,348)
                                                                   -----------  -------------   -----------  -------------
Net decrease in Fund.............................................   (7,543,030) $ (93,763,851)  (19,030,414) $(230,294,351)
                                                                   ===========  =============   ===========  =============

6. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. The Portfolio incurred and will elect to defer net currency losses of approximately $168,000 during fiscal 2000.

As of May 31, 2000, the Portfolio had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2000 (UNAUDITED) CONTINUED

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Portfolio may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At November 30, 2000, there were no outstanding forward contracts.

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                           FOR THE SIX         FOR THE YEAR     FOR THE YEAR   FEBRUARY 25, 1998*
                                                          MONTHS ENDED            ENDED            ENDED            THROUGH
                                                        NOVEMBER 30, 2000      MAY 31, 2000     MAY 31, 1999      MAY 31, 1998
                                                           (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................       $ 12.71             $ 10.84          $ 10.37           $  10.00
                                                             -------             -------          -------           --------

Income (loss) from investment operations:
   Net investment income (loss).......................         (0.01)              (0.01)            0.02               0.05
   Net realized and unrealized gain (loss)............         (1.49)               1.88             0.49               0.32
                                                             -------             -------          -------           --------

Total income (loss) from investment operations........         (1.50)               1.87             0.51               0.37
                                                             -------             -------          -------           --------

Less dividends from net investment income.............       --                  --                 (0.04)          --
                                                             -------             -------          -------           --------

Net asset value, end of period........................       $ 11.21             $ 12.71          $ 10.84           $  10.37
                                                             =======             =======          =======           ========

TOTAL RETURN+.........................................        (11.80)%(1)          17.25 %           5.01%              3.70%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................          1.05 %(2)(3)        1.07 %(3)        1.10%(3)           1.13%(2)

Net investment income (loss)..........................         (0.11)%(2)(3)       (0.10)%(3)        0.18%(3)           1.66%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............       $78,626             $97,057          $98,784           $117,750

Portfolio turnover rate...............................            23 %(1)             75 %             97%                19%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                FOR THE PERIOD
                                                    FOR THE SIX          FOR THE YEAR        FOR THE YEAR     FEBRUARY 25, 1998*
                                                   MONTHS ENDED              ENDED               ENDED              THROUGH
                                                 NOVEMBER 30, 2000       MAY 31, 2000        MAY 31, 1999        MAY 31, 1998
                                                    (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period...........     $    12.52            $    10.76          $    10.35          $    10.00
                                                    ----------            ----------          ----------          ----------

Income (loss) from investment operations:
   Net investment income (loss)................          (0.05)                (0.11)              (0.06)               0.03
   Net realized and unrealized gain (loss).....          (1.47)                 1.87                0.50                0.32
                                                    ----------            ----------          ----------          ----------

Total income (loss) from investment
 operations....................................          (1.52)                 1.76                0.44                0.35
                                                    ----------            ----------          ----------          ----------

Less dividends from net investment income......       --                    --                     (0.03)           --
                                                    ----------            ----------          ----------          ----------

Net asset value, end of period.................     $    11.00            $    12.52          $    10.76          $    10.35
                                                    ==========            ==========          ==========          ==========

TOTAL RETURN+..................................         (12.14)%(1)            16.36 %              4.27 %              3.50%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................           1.80 %(2)(3)           1.83 %(3)          1.86 %(3)           1.88%(2)

Net investment income (loss)...................          (0.86)%(2)(3)          (0.86)%(3)         (0.58)%(3)           0.92%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........     $1,412,684            $1,688,392          $1,614,229          $1,711,433

Portfolio turnover rate........................             23 %(1)               75 %                97 %                19%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                           FOR THE PERIOD
                                                       FOR THE SIX       FOR THE YEAR    FOR THE YEAR    FEBRUARY 25, 1998*
                                                      MONTHS ENDED           ENDED           ENDED            THROUGH
                                                    NOVEMBER 30, 2000    MAY 31, 2000    MAY 31, 1999       MAY 31, 1998
                                                       (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............      $  12.55           $  10.78        $  10.35           $  10.00
                                                        --------           --------        --------           --------

Income (loss) from investment operations:
   Net investment income (loss)...................         (0.04)             (0.11)          (0.04)              0.03
   Net realized and unrealized gain (loss)........         (1.48)              1.88            0.50               0.32
                                                        --------           --------        --------           --------

Total income (loss) from investment operations....         (1.52)              1.77            0.46               0.35
                                                        --------           --------        --------           --------

Less dividends from net investment income.........       --                  --               (0.03)          --
                                                        --------           --------        --------           --------

Net asset value, end of period....................      $  11.03           $  12.55        $  10.78           $  10.35
                                                        ========           ========        ========           ========

TOTAL RETURN+.....................................        (12.11)%(1)         16.42 %          4.44 %             3.50%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................          1.80 %(2)(3)       1.83 %(3)       1.69 %(3)          1.88%(2)

Net investment income (loss)......................         (0.86)%(2)(3)      (0.86)%(3)      (0.41)%(3)          0.91%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........      $116,687           $138,694        $142,048           $176,497

Portfolio turnover rate...........................            23 %(1)            75 %            97 %               19%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                         FOR THE PERIOD
                                                       FOR THE SIX       FOR THE YEAR   FOR THE YEAR   FEBRUARY 25, 1998*
                                                      MONTHS ENDED          ENDED          ENDED            THROUGH
                                                    NOVEMBER 30, 2000    MAY 31, 2000   MAY 31, 1999      MAY 31, 1998
                                                       (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..............       $ 12.77           $ 10.87        $ 10.38             $ 10.00
                                                         -------           -------        -------             -------

Income (loss) from investment operations:
   Net investment income..........................          0.01            --               0.03                0.08
   Net realized and unrealized gain (loss)........         (1.51)             1.90           0.51                0.30
                                                         -------           -------        -------             -------

Total income (loss) from investment operations....         (1.50)             1.90           0.54                0.38
                                                         -------           -------        -------             -------

Less dividends from net investment income.........       --                 --              (0.05)           --
                                                         -------           -------        -------             -------

Net asset value, end of period....................       $ 11.27           $ 12.77        $ 10.87             $ 10.38
                                                         =======           =======        =======             =======

TOTAL RETURN+.....................................        (11.75)%(1)        17.48%          5.26%               3.80%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................          0.80 %(2)(3)      0.83%(3)       0.86%(3)            0.92%(2)

Net investment income.............................          0.14 %(2)(3)      0.14%(3)       0.42%(3)            2.94%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........        $1,162            $1,247         $3,611              $5,407

Portfolio turnover rate...........................            23 %(1)           75%            97%                 19%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
Mark Bavoso
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Portfolio without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Portfolio. For more detailed information about the Portfolio, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Portfolio.

This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
COMPETITIVE EDGE FUND
"BEST IDEAS" PORTFOLIO

[COVER PHOTO]

SEMIANNUAL REPORT
NOVEMBER 30, 2000